Commitments, contingencies and operating risks - ECL allowances (Details) - Expected credit loss allowance / Impairment - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Changes in the ECL allowances
ECL allowance as of beginning of the period	₽ (98)	₽ (84)
Changes because of financial instruments (originated or acquired)/derecognized during the reporting period	22	(14)	₽ 27
Amounts written off	₽ 76
ECL allowance as end of the period		₽ (98)	(84)
Opening balance after application of IFRS 9
Changes in the ECL allowances
ECL allowance as of beginning of the period			₽ (111)